FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Schedule of company's assets that are measured at fair value on a recurring basis

		March 31,
Description	Level	2023
Assets:
Marketable securities held in Trust Account	1	$33,058,050

		December 31,
Description	Level	2022
Assets:
Marketable securities held in Trust Account	1	$237,987,893

		December 31,
Description	Level	2022
Assets:
Marketable securities held in Trust Account	1	$237,987,893

		December 31,
Description	Level	2021
Assets:
Marketable securities held in Trust Account	1	$234,604,006